As filed with the United States Securities and Exchange Commission on December 27, 2017

1933 Act Registration No. 002-57526

1940 Act Registration No. 811-02699

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 138	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 134	☒

(Check appropriate box or boxes.)

AIM GROWTH SERIES (INVESCO GROWTH SERIES)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Peter Davidson, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 27th day of December.

Registrant:	AIM GROWTH SERIES (INVESCO GROWTH SERIES)

By:	/s/ Sheri Morris

Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris (Sheri Morris)	President & Treasurer (Principal Executive Officer)	December 27, 2017

/s/ David C. Arch* (David C. Arch)	Trustee	December 27, 2017

/s/ James T. Bunch* (James T. Bunch)	Trustee	December 27, 2017

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	December 27, 2017

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	December 27, 2017

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	December 27, 2017

/s/ Cynthia Hostetler** (Cynthia Hostetler)	Trustee	December 27, 2017

/s/ Eli Jones* (Eli Jones)	Trustee	December 27, 2017

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	December 27, 2017

/s/ Teresa M. Ressel** (Teresa M. Ressel)	Trustee	December 27, 2017

/s/ Larry Soll* (Larry Soll)	Trustee	December 27, 2017

/s/ Ann Barnett Stern** (Ann Barnett Stern)	Trustee	December 27, 2017

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	December 27, 2017

/s/ Philip A. Taylor* (Philip A. Taylor)	Trustee	December 27, 2017

/s/ Robert C. Troccoli* (Robert C. Troccoli)	Trustee	December 27, 2017

/s/ Christopher L. Wilson** (Christopher L. Wilson)	Trustee	December 27, 2017

/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	December 27, 2017

By	/s/ Sheri Morris

Sheri Morris
Attorney-in-Fact

*Sheri Morris, pursuant to powers of attorney dated May 4, 2016, filed in Registrant’s Post-Effective Amendment No. 130 on March 31, 2017.

**Sheri Morris, pursuant to powers of attorney dated March 28, 2017, filed in Registrant’s Post-Effective Amendment No. 130 on March 31, 2017.

Exhibit Index

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def